Note 14 - Investments in non-consolidated companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Non-current assets	$ 10,999,431	$ 11,213,945
Current assets	9,072,882	9,236,180
Total assets	20,072,313	20,450,125
Non-current liabilities	896,851	999,633
Current liabilities	2,346,394	2,636,657
Total liabilities	3,243,245	3,636,290
Total equity	16,829,068	16,813,835	$ 17,030,437	$ 14,034,437
Non-controlling interests	229,877	220,578
Revenues	11,981,157	12,523,934	14,868,860
Gross profit	4,120,413	4,388,445	6,199,945
Net income / (loss) for the year attributable to shareholders' equity	1,932,813	2,036,445	3,918,065
Total comprehensive (loss) / income attributable to shareholders' equity	2,081,964	2,105,829	$ 3,873,213
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	13,818,723	12,050,457
Current assets	9,796,368	11,078,090
Total assets	23,615,091	23,128,547
Non-current liabilities	3,533,136	3,157,819
Current liabilities	3,934,209	3,839,159
Total liabilities	7,467,345	6,996,978
Total equity	16,147,746	16,131,569
Non-controlling interests	4,203,446	4,163,383
Revenues	15,609,094	17,649,060
Gross profit	2,353,104	2,888,836
Net income / (loss) for the year attributable to shareholders' equity	425,232	(53,672)
Other comprehensive income attributable to shareholders' equity	80,913	211,817
Total comprehensive (loss) / income attributable to shareholders' equity	506,145	158,145
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	3,431,865	3,623,996
Current assets	3,053,444	3,234,742
Total assets	6,485,309	6,858,738
Non-current liabilities	1,436,623	1,357,347
Current liabilities	741,224	772,412
Total liabilities	2,177,847	2,129,758
Total equity	4,307,462	4,728,980
Non-controlling interests	524,771	452,481
Revenues	4,696,469	4,800,787
Gross profit	390,533	308,043
Net income / (loss) for the year attributable to shareholders' equity	(550,447)	(27,084)
Other comprehensive income attributable to shareholders' equity	1,605	31,564
Total comprehensive (loss) / income attributable to shareholders' equity	$ (548,842)	$ 4,480